Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents and restricted cash as December 31, 2022, 2021, 2020 and 2019:

	2022	2021	2020	2019
Cash and cash equivalents	$180,963	$165,176	$181,833	$123,524
Restricted cash included in other current assets	—	—	62	353
Restricted cash included in other assets	—	—	—	19,678
Cash, cash equivalents and restricted cash	$180,963	$165,176	$181,895	$143,555